9. STOCK BASED COMPENSATION (Details Narrative) (Annual Report, USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2011 Common stock - 2010 Equity Incentive Plan	Apr. 02, 2010 Common stock - 2010 Equity Incentive Plan	Dec. 31, 2011 Common stock for expenses	Dec. 31, 2011 Common stock for notes payable (including interest)	Dec. 31, 2012 Common stock for accounts payable	Dec. 31, 2011 Common stock for accounts payable	Dec. 31, 2011 Preferred stock for expenses	Dec. 31, 2012 Common stock for expenses and prepaid expenses	Dec. 31, 2012 Common stock for accrued compensation	Dec. 31, 2012 Common stock for accrued interest	Dec. 31, 2012 Common stock for notes payable	Dec. 31, 2012 Common stock for expenses and liabilities	Jun. 01, 2010 Common stock - Service Provider Stock Compensation Plan
Shares reserved for issuance		50,000,000											50,000,000
Plan expense	$ 92,065
Number of shares issued	14,116,433		5,000,000				500,000	14,250,000				1,500,000
Value of shares issued			$ 30,000	$ 43,500	$ 28,500	$ 20,660	$ 33,000	$ 285,000	$ 108,501	$ 75,000	$ 15,000	$ 161,463